Earnings per Share - Schedule of Basis for Calculating Basic and Diluted Earnings per Share (Details) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Earnings per share [abstract]
Net profit (loss) for the year attributable to owners of the Company JPY (millions)	¥ (152,390)	¥ 107,928	¥ 144,067
Net profit (loss) used for calculation of earnings per share JPY (millions)	¥ (152,390)	¥ 107,928	¥ 144,067
Weighted-average number of ordinary shares outstanding during the year (basic) (in shares)	1,575,062	1,578,873	1,564,450
Dilutive effect (in shares)	0	26,450	15,893
Weighted-average number of ordinary shares outstanding during the year (diluted) (in shares)	1,575,062	1,605,323	1,580,343
Basic earnings per share (in JPY per share)	¥ (96.75)	¥ 68.36	¥ 92.09
Diluted earnings per share (in JPY per share)	¥ (96.75)	¥ 67.23	¥ 91.16